COLT 2022-3 ABS-15G

Exhibit 99.42

TPR Firm:	EdgeMAC	Date Submitted:	2/14/2022
Client Name:	LSRMF Acquisitions II, LLC	Report:	Final Tape Compare Report
Client Project:	COLT 2022-3	Loans in report:	1

Report Date	Loan Number	Dummy ID	Edge MAC ID	Seller Loan Number	Originator	Field	Final Tape Data	Reviewer Data	Comment
02/14/2022	XXX	4350095668	XXX	XXX	XXX	Doc Type	XXX	XXX	Discrepancy
02/14/2022	XXX	4350095668	XXX	XXX	XXX	Doc Type Level	XXX	XXX	Discrepancy